Note 16 - Shareholders' Equity - Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details) - € / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-vested options granted (in shares)	165,000
Employee Stock Option [Member]
Outstanding - number (in shares)	1,207,600	1,427,438	917,188
Outstanding - Weighted average exercise price (in EUR per share)	€ 2.61	€ 2.94	€ 2.79
Non-vested options granted (in shares)	165,000	260,000	575,000
Granted - Weighted average exercise price (in EUR per share)	€ 2.65	€ 2.39	€ 3.22
Exercised - number (in shares)		(60,000)
Exercised - Weighted average exercise price (in EUR per share)		€ 1.91
Forfeited - number (in shares)	(25,000)	(134,750)	(64,750)
Forfeited - Weighted average exercise price (in EUR per share)	€ 3.05	€ 3.09	€ 3.30
Expired - number (in shares)		(285,088)
Expired - Weighted average exercise price (in EUR per share)		€ 3.99
Outstanding - number (in shares)	1,347,600	1,207,600	1,427,438
Outstanding - Weighted average exercise price (in EUR per share)	€ 2.61	€ 2.61	€ 2.94
Exercisable - number (in shares)	772,600	598,850	774,938
Exercisable - Weighted average exercise price (in EUR per share)	€ 2.44	€ 2.29	€ 2.87
Share purchase options available for grant - number (in shares)	250,428	250,428	243,428